INCOME TAXES (Details 3) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Entity Information [Line Items]
Pre-tax income (loss)	$ (4,177)	$ (3,302)
Losses not subject to tax	2,468	2,868
Utilization of losses not previously benefitted	(34)
Taxable loss	(1,743)	(434)
United State [Member]
Entity Information [Line Items]
Pre-tax income (loss)	34	(2)
Losses not subject to tax
Utilization of losses not previously benefitted	(34)
Taxable loss		(2)
B V I [Member]
Entity Information [Line Items]
Pre-tax income (loss)	(2,468)	(2,868)
Losses not subject to tax	2,468	2,868
Utilization of losses not previously benefitted
Taxable loss
Foreign [Member]
Entity Information [Line Items]
Pre-tax income (loss)	(1,743)	(432)
Losses not subject to tax
Utilization of losses not previously benefitted
Taxable loss	$ (1,743)	$ (432)